SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)							12 Months Ended
	Feb. 19, 2026 $ / shares shares	Jan. 22, 2026 $ / shares shares	Apr. 28, 2025 $ / shares shares	Apr. 01, 2023 GBP (£)	Mar. 31, 2023	Apr. 01, 2021	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Feb. 18, 2026 $ / shares shares	Oct. 20, 2025 shares	Oct. 19, 2025 $ / shares shares	Dec. 31, 2022 $ / shares shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stockholders' Equity Note, Stock Split, Conversion Ratio			25
Common stock par value, per share | $ / shares			$ 0.001				$ 0.875		$ 0.875				$ 0.025
Common stock, shares authorized | shares			50,000,000				285,714,286		285,714,286			10,000,000,000	2,000,000
Restricted cash | $							$ 0		$ 193
Standard VAT (as percent)							20.00%	20.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent							25.00%	25.00%
Accrued interest and penalties | $							$ 0		0	$ 0
Warrants outstanding | shares														16,543
Warrant exercisable price | $ / shares														$ 189
Share price | $ / shares														$ 72.45
Gain (loss) on foreign currency transactions | $							(36,675)		80,603	$ 18,762
Subsequent events
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.0286	0.0286
Common stock par value, per share | $ / shares	$ 0.875	$ 0.025									$ 0.025
Common stock, shares authorized | shares	285,714,286	10,000,000,000									10,000,000,000
United Kingdom
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Financial services compensation scheme							114,000	£ 85,000
Total unprotected cash in bank | $							$ 516,000		$ 1,701,000
United Kindom
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Small profits rate of corporation tax				19.00%
Maximum amount of profits for small profits rate of corporation tax | £				£ 50,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				25.00%	19.00%	19.00%
Corporation Tax Main Rate Threshold, Taxable Profit | £				£ 250,000
Marginal Relief rate of corporate tax, minimum				19.00%
Marginal Relief rate of corporate tax, maximum				25.00%
Corporation Tax Marginal Relief, Lower Threshold, Taxable Profit | £				£ 50,000
Corporation Tax Marginal Relief, Upper Threshold, Taxable Profit | £				£ 250,000
Subsidiaries and consolidated variable interest entities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Applicable value added tax rates							6.00%	6.00%